SHARE BASED COMPENSATION - Restricted Share Units ("RSUs") (Details)		12 Months Ended
	Apr. 30, 2020 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share based compensation | $		$ 10,147,362		$ 14,213,841	$ 13,370,377
Tax benefit relating to share-based compensation expense | $		$ 936,732		$ 1,666,221
Xiangshang Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense		2 years 6 months	2 years 6 months
Service-based RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance		79,527,746	79,527,746	65,816,445
Granted		36,225,520	36,225,520	48,542,120
Exercised		(29,165,983)	(29,165,983)	(25,568,598)
Forfeited		(5,954,634)	(5,954,634)	(9,262,221)
Ending balance		80,632,649	80,632,649	79,527,746	65,816,445
Beginning balance | $ / shares		$ 0.40		$ 0.48
Granted | $ / shares		0.24		0.27
Exercised | $ / shares		0.43		0.34
Forfeited | $ / shares		0.42		0.45
Ending balance | $ / shares		$ 0.31		$ 0.40	$ 0.48
Cancelled to grant new RSUs	900,000
Granted		36,225,520	36,225,520	48,542,120
Weighted average period expected to be recognized for unrecognized share based compensation expense		2 years 6 months	2 years 6 months
Total share based compensation | $		$ 9,435,333		$ 12,636,643	$ 9,097,438
Total unrecognized share based compensation expense | $		$ 18,496,119
Share options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted	8,560,000
Cancelled to grant RSUs	7,660,000
Granted	8,560,000
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 8 months 12 days	3 years 8 months 12 days
Total share based compensation | $	$ 800,000	$ 612,686		$ 1,238,963	$ 4,272,939
Total unrecognized share based compensation expense | $	$ 1,700,000
Share options | Xiangshang Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share based compensation		99,343	¥ 703,159
Total unrecognized share based compensation expense		$ 270,653				¥ 1,866,750
Restricted Share Units ("RSUs") | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense	3 years
Restricted Share Units ("RSUs") | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average period expected to be recognized for unrecognized share based compensation expense	3 years 6 months